Stock-Based Compensation - Schedule of Stock Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class B Shares
Shares under options
Outstanding at the beginning of the period	276,259	148,039
Of which vested	289,247	276,123	147,771
Of which non-vested		136	268
Granted	22,129	152,090
Exercised or converted	(7,741)	(23,570)
Forfeited or cancelled	(1,200)
Expired	(200)	(300)
Outstanding at the end of the period	289,247	276,259	148,039
Weighted-average exercise price
Weighted-average exercise price at the beginning of the period	$ 2.4	$ 3.11
Of which vested	2.47	2.4	$ 3.11
Of which non-vested		7.55	7.5
Granted	0.97	1.35
Exercised or converted	0.13	0.11
Forfeited or cancelled	3.16
Weighted-average exercise price at the end of the period	$ 2.47	$ 2.4	$ 3.11
Weighted average remaining contractual term (in years)	4 years 3 months 21 days	5 years 3 months	5 years 2 months 23 days
Weighted average remaining contractual term - of which vested (in years)	4 years 3 months 21 days	5 years 2 months 26 days	5 years 2 months 23 days
Aggregate intrinsic value - outstanding	$ 4,073,566	$ 5,235,260	$ 111,306
Aggregate intrinsic value - Of which vested	4,073,566	5,226,771	$ 111,104
Aggregate intrinsic value - exercised or converted	$ 127,275	$ 496,406
Class A Shares
Shares under options
Outstanding at the beginning of the period	392,720	392,720
Of which vested	392,720	392,720	392,720
Outstanding at the end of the period	392,720	392,720	392,720
Weighted-average exercise price
Weighted-average exercise price at the beginning of the period	$ 0.25	$ 0.25
Of which vested	0.25	0.25	$ 0.25
Weighted-average exercise price at the end of the period	$ 0.25	$ 0.25	$ 0.25
Weighted average remaining contractual term (in years)	2 years 10 months 24 days	3 years 10 months 24 days	4 years 10 months 24 days
Weighted average remaining contractual term - of which vested (in years)	2 years 10 months 24 days	3 years 10 months 24 days	4 years 10 months 24 days
Aggregate intrinsic value - outstanding	$ 526,675	$ 723,175	$ 23,339
Aggregate intrinsic value - Of which vested	$ 526,675	$ 723,175	$ 23,339
Ordinary Shares | SEALSQ Corp
Shares under options
Outstanding at the beginning of the period	245,165
Of which vested	573,824	245,165
Of which non-vested	1,200
Granted	3,042,652	245,165
Exercised or converted	(2,647,019)
Forfeited or cancelled	(65,774)
Outstanding at the end of the period	575,024	245,165
Weighted-average exercise price
Weighted-average exercise price at the beginning of the period	$ 0.01
Of which vested	0.04	$ 0.01
Of which non-vested	4.29
Granted	0.01	0.01
Exercised or converted	0.01
Forfeited or cancelled	0.01
Weighted-average exercise price at the end of the period	$ 0.04	$ 0.01
Weighted average remaining contractual term (in years)	6 years 1 month 20 days	6 years 7 months 24 days
Weighted average remaining contractual term - of which vested (in years)	6 years 1 month 20 days	6 years 7 months 24 days
Aggregate intrinsic value - outstanding	$ 2,152,900	$ 1,505,313
Aggregate intrinsic value - Of which vested	2,148,376	$ 1,505,313
Aggregate intrinsic value - exercised or converted	$ 9,471,366
F Shares | SEALSQ Corp
Shares under options
Outstanding at the beginning of the period		77
Of which vested			77
Granted		23	77
Exercised or converted		(100)
Outstanding at the end of the period			77
Weighted-average exercise price
Weighted-average exercise price at the beginning of the period		$ 0.05
Of which vested			$ 0.05
Granted		0.05
Exercised or converted		$ 0.05
Weighted-average exercise price at the end of the period			$ 0.05
Weighted average remaining contractual term (in years)			6 years 2 months 8 days
Weighted average remaining contractual term - of which vested (in years)			6 years 2 months 8 days
Aggregate intrinsic value - outstanding			$ 19
Aggregate intrinsic value - Of which vested			$ 19
Aggregate intrinsic value - exercised or converted		$ 118